Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statement - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
As Previously Reported [Member] | Amendment 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Ordinary shares subject to possible redemption	2,672,183	108,547,510
Ordinary shares	2,553,378	2,567,939
Retained earnings	2,446,631	2,432,069
Total shareholders’ equity	5,000,009	5,000,008
Change in fair value of warrant liabilities
Net income	14,562	2,090,361
Income attributable to ordinary shares subject to possible redemption	(97,280)	(2,345,916)
Adjusted net loss	$ (82,718)	$ (255,555)
Basic and diluted weighted average shares outstanding (in Shares)	4,307,454	4,097,705
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.02)	$ (0.06)
Net income	$ 14,562	$ 2,090,361
Change in fair value of warrant liabilities
As Previously Reported [Member] | Amendment 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	25,302	2,168,220
Less: income attributable to ordinary shares subject to possible redemption	(78,261)	(2,334,598)
Adjusted net loss	$ (52,959)	$ (166,378)
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)	4,356,194	4,143,456
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.01)	$ (0.04)
Change in value of ordinary shares subject to possible redemption	$ 25,306	$ 2,168,213
Accretion of carrying value to redemption value
Ordinary shares subject to possible redemption	2,149,607	108,014,189
Ordinary shares	2,410,382	2,435,688
Retained earnings (accumulated deficit)	2,589,624	2,564,322
Total shareholders’ equity (deficit)	5,000,006	5,000,010
Adjustment [Member] | Amendment 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	522,579	533,319
Ordinary shares subject to possible redemption	(522,576)	(533,321)
Ordinary shares	(142,996)	(132,251)
Retained earnings	142,993	132,253
Total shareholders’ equity	(3)	2
Change in fair value of warrant liabilities	10,740	77,859
Net income	10,740	77,859
Income attributable to ordinary shares subject to possible redemption	19,019	11,318
Adjusted net loss	$ 29,759	$ 89,177
Basic and diluted weighted average shares outstanding (in Shares)	48,740	45,751
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.01	$ 0.02
Net income	$ 10,740	$ 77,859
Change in fair value of warrant liabilities	(10,740)	(77,859)
Adjustment [Member] | Amendment 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Net income
Less: income attributable to ordinary shares subject to possible redemption	78,261	2,334,598
Adjusted net loss	$ 52,959	$ 166,378
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)	4,551,951	11,487,992
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)	$ (0.28)	$ (0.11)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)	(1,154,436)	(941,698)
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.27)	$ (0.07)
Change in value of ordinary shares subject to possible redemption	$ (25,306)	$ (2,168,213)
Accretion of carrying value to redemption value	2,209,552	3,721,076
Ordinary shares subject to possible redemption	13,215,384	11,031,138
Ordinary shares	(2,410,382)	(2,435,688)
Retained earnings (accumulated deficit)	(10,805,002)	(8,595,450)
Total shareholders’ equity (deficit)	(13,215,384)	(11,031,138)
As Restated [Member] | Amendment 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	52,579	533,319
Ordinary shares subject to possible redemption	2,149,607	108,014,189
Ordinary shares	2,410,382	2,435,688
Retained earnings	2,589,624	2,564,322
Total shareholders’ equity	5,000,006	5,000,010
Change in fair value of warrant liabilities	10,740	77,859
Net income	25,302	2,168,220
Income attributable to ordinary shares subject to possible redemption	(78,261)	(2,334,598)
Adjusted net loss	$ (52,959)	$ (166,378)
Basic and diluted weighted average shares outstanding (in Shares)	4,356,194	4,143,456
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.01)	$ (0.04)
Net income	$ 25,302	$ 2,168,220
Change in fair value of warrant liabilities	(10,740)	(77,859)
As Restated [Member] | Amendment 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	25,302	2,168,220
Less: income attributable to ordinary shares subject to possible redemption
Adjusted net loss
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)	4,551,951	11,487,992
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)	$ (0.28)	$ (0.11)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)	3,201,758	3,201,758
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.28)	$ (0.11)
Change in value of ordinary shares subject to possible redemption
Accretion of carrying value to redemption value	2,209,552	3,721,076
Ordinary shares subject to possible redemption	15,364,991	119,045,327
Ordinary shares
Retained earnings (accumulated deficit)	(8,215,378)	(6,031,128)
Total shareholders’ equity (deficit)	$ (8,215,378)	$ (6,031,128)